Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
C000241222
Account Value [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Account Value	$ 13,372	$ 13,331	$ 12,593	$ 12,132	$ 11,057	$ 9,912	$ 10,208
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Account Value	$ 13,664	13,313	12,533	12,142	11,036	9,848	10,179
T. Rowe Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Account Value	$ 13,754	$ 13,431	$ 12,684	$ 12,163	$ 11,002	$ 9,850	$ 10,183